VIA EDGAR

May 15, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Parameter Capital Management, LLC

Ladies and Gentlemen:

On behalf of Parameter Capital Management, LLC, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended March 31, 2012.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,


/s/ Peter Nussbaum
--------------------
Peter Nussbaum

Enclosures

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [_]; Amendment Number:  ____________
 This Amendment (Check only one):                 [_] is a restatement.
                                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Parameter Capital Management, LLC
Address:  330 Madison Avenue, 6th Floor.
          New York, New York 10017

Form 13F File Number:  28-14295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Nussbaum
Title:  Authorized Person
Phone:  203-890-2094

Signature, Place, and Date of Signing:

 /s/ Peter Nussbaum          Stamford, Connecticut              May 15, 2012
---------------------       -----------------------            --------------
   [Signature]                  [City, State]                      [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
Form 13F Information Table Entry Total:             91*
Form 13F Information Table Value Total:       $330,229
                                           -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number      Name
---    --------------------      -----------------------------
 1     28-13297                  S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

COLUMN 1                       COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7            COLUMN 8
                                                                                                               VOTING AUTHORITY
                               TITLE OF              VALUE  SH OR PRN SH/ PUT/ INVESTMENT        OTHER     -------------------------
NAME OF ISSUER                   CLASS     CUSIP   (x$1000)  AMOUNT   PRN CALL DISCRETION       MANAGERS     SOLE    SHARED   NONE
------------------------------ --------- --------- -------- --------- --- ---- -------------- ------------ -------- -------- -------
ACE LTD                        Common    H0023R105    2,196   30,000  SH       Shared-Defined            1            30,000
ALCOA INC                      Common    013817101    1,503  150,000  SH       Shared-Defined            1           150,000
ALLSTATE CORP                  Common    020002101    6,749  205,000  SH       Shared-Defined            1           205,000
ALLSTATE CORP                  Option    020002901   10,699  325,000      Call Shared-Defined            1           325,000
AMERICAN INTL GROUP INC        Common    026874784    8,068  261,700  SH       Shared-Defined            1           261,700
AMERICAN INTL GROUP INC        Option    026874904    1,542   50,000      Call Shared-Defined            1            50,000
AMERIPRISE FINL INC            Common    03076C106    3,428   60,000  SH       Shared-Defined            1            60,000
ANNALY CAP MGMT INC            Common    035710409    2,215  140,000  SH       Shared-Defined            1           140,000
AON CORP                       Common    037389103    4,415   90,000  SH       Shared-Defined            1            90,000
ASTORIA FINL CORP              Common    046265104    2,366  240,000  SH       Shared-Defined            1           240,000
AVALONBAY CMNTYS INC           Common    053484101    8,481   60,000  SH       Shared-Defined            1            60,000
AVALONBAY CMNTYS INC           Option    053484901    5,654   40,000      Call Shared-Defined            1            40,000
AXIS CAPITAL HOLDINGS          Common    G0692U109    4,146  125,000  SH       Shared-Defined            1           125,000
BANCO BRADESCO S A             Common    059460303    1,225   70,000  SH       Shared-Defined            1            70,000
BANK NOVA SCOTIA HALIFAX       Common    064149107    2,241   40,000  SH       Shared-Defined            1            40,000
BANK OF AMERICA CORPORATION    Option    060505954    2,871  300,000      Put  Shared-Defined            1           300,000
BERKSHIRE HATHAWAY INC DEL     Common    084670702    2,435   30,000  SH       Shared-Defined            1            30,000
BOSTON PROPERTIES INC          Common    101121101    4,725   45,000  SH       Shared-Defined            1            45,000
CAPITAL ONE FINL CORP          Option    14040H905    5,574  100,000      Call Shared-Defined            1           100,000
CARLISLE COS INC               Common    142339100    2,995   60,000  SH       Shared-Defined            1            60,000
CHUBB CORP                     Common    171232101    7,602  110,000  SH       Shared-Defined            1           110,000
CITIGROUP INC                  Option    172967904    3,655  100,000      Call Shared-Defined            1           100,000
CME GROUP INC                  Option    12572Q955   10,127   35,000      Put  Shared-Defined            1            35,000
CON-WAY INC                    Common    205944101    2,120   65,000  SH       Shared-Defined            1            65,000
COOPER INDUSTRIES PLC          Common    G24140108    2,558   40,000  SH       Shared-Defined            1            40,000
CREDIT SUISSE GROUP            Common    225401108      855   30,000  SH       Shared-Defined            1            30,000
CREDIT SUISSE GROUP            Option    225401908    1,996   70,000      Call Shared-Defined            1            70,000
CUMMINS INC                    Option    231021906    2,401   20,000      Call Shared-Defined            1            20,000
DEERE & CO                     Common    244199105    8,899  110,000  SH       Shared-Defined            1           110,000
DEERE & CO                     Option    244199905    2,427   30,000      Call Shared-Defined            1            30,000
EATON VANCE CORP               Common    278265103    1,143   40,000  SH       Shared-Defined            1            40,000
EMERSON ELEC CO                Common    291011104    2,087   40,000  SH       Shared-Defined            1            40,000
ESSEX PPTY TR INC              Common    297178105    4,242   28,000  SH       Shared-Defined            1            28,000
EVEREST RE GROUP LTD           Common    G3223R108    2,313   25,000  SH       Shared-Defined            1            25,000
FIFTH THIRD BANCORP            Common    316773100    4,918  350,000  SH       Shared-Defined            1           350,000
FIRST HORIZON NATL CORP        Common    320517105    2,336  225,000  SH       Shared-Defined            1           225,000
FORD MTR CO DEL                Common    345370860    8,119  650,000  SH       Shared-Defined            1           650,000
GARDNER DENVER INC             Common    365558105    2,521   40,000  SH       Shared-Defined            1            40,000
GARDNER DENVER INC             Option    365558955    1,891   30,000      Put  Shared-Defined            1            30,000
GOLDMAN SACHS GROUP INC        Common    38141G104    3,632   29,200  SH       Shared-Defined            1            29,200
GOLDMAN SACHS GROUP INC        Option    38141G904   15,546  125,000      Call Shared-Defined            1           125,000
GRAINGER W W INC               Common    384802104    2,363   11,000  SH       Shared-Defined            1            11,000
HARTFORD FINL SVCS GROUP INC   Common    416515104      949   45,000  SH       Shared-Defined            1            45,000
HARTFORD FINL SVCS GROUP INC   Option    416515904    2,108  100,000      Call Shared-Defined            1           100,000
HONEYWELL INTL INC             Common    438516106    4,884   80,000  SH       Shared-Defined            1            80,000
HOST HOTELS & RESORTS INC      Common    44107P104    4,105  250,000  SH       Shared-Defined            1           250,000

HUDSON CITY BANCORP            Common    443683107    3,436  470,000  SH       Shared-Defined            1           470,000
HUNTINGTON BANCSHARES INC      Common    446150104    2,258  350,000  SH       Shared-Defined            1           350,000
ILLINOIS TOOL WKS INC          Common    452308109    2,856   50,000  SH       Shared-Defined            1            50,000
JANUS CAP GROUP INC            Option    47102X955      446   50,000      Put  Shared-Defined            1            50,000
JEFFERIES GROUP INC NEW        Option    472319902      942   50,000      Call Shared-Defined            1            50,000
KENNAMETAL INC                 Common    489170100    1,781   40,000  SH       Shared-Defined            1            40,000
KIMCO RLTY CORP                Common    49446R109    1,156   60,000  SH       Shared-Defined            1            60,000
KNIGHT TRANSN INC              Common    499064103    3,355  190,000  SH       Shared-Defined            1           190,000
LEGG MASON INC                 Common    524901105    2,234   80,000  SH       Shared-Defined            1            80,000
LINCOLN ELEC HLDGS INC         Common    533900106    1,133   25,000  SH       Shared-Defined            1            25,000
LINCOLN NATL CORP IND          Common    534187109    6,590  250,000  SH       Shared-Defined            1           250,000
MACERICH CO                    Common    554382101    3,754   65,000  SH       Shared-Defined            1            65,000
MACK CALI RLTY CORP            Common    554489104    1,873   65,000  SH       Shared-Defined            1            65,000
MB FINANCIAL INC NEW           Common    55264U108    4,408  210,000  SH       Shared-Defined            1           210,000
NASDAQ OMX GROUP INC           Common    631103108    9,972  385,000  SH       Shared-Defined            1           385,000
NASDAQ OMX GROUP INC           Option    631103908    2,072   80,000      Call Shared-Defined            1            80,000
PACCAR INC                     Common    693718108    1,171   25,000  SH       Shared-Defined            1            25,000
PIPER JAFFRAY COS              Common    724078100    2,662  100,000  SH       Shared-Defined            1           100,000
PPG INDS INC                   Common    693506107    9,580  100,000  SH       Shared-Defined            1           100,000
PRICE T ROWE GROUP INC         Common    74144T108    2,651   40,600  SH       Shared-Defined            1            40,600
PRICE T ROWE GROUP INC         Option    74144T908    2,939   45,000      Call Shared-Defined            1            45,000
PRINCIPAL FINL GROUP INC       Common    74251V102    2,803   95,000  SH       Shared-Defined            1            95,000
PRIVATEBANCORP INC             Common    742962103    1,092   71,985  SH       Shared-Defined            1            71,985
PUBLIC STORAGE                 Common    74460D109    2,073   15,000  SH       Shared-Defined            1            15,000
RAYMOND JAMES FINANCIAL INC    Common    754730109    7,306  200,000  SH       Shared-Defined            1           200,000
RAYMOND JAMES FINANCIAL INC    Option    754730959    2,740   75,000      Put  Shared-Defined            1            75,000
REGIONS FINANCIAL CORP NEW     Common    7591EP100    1,318  200,000  SH       Shared-Defined            1           200,000
RENAISSANCERE HOLDINGS LTD     Common    G7496G103    4,544   60,000  SH       Shared-Defined            1            60,000
ROCKWELL AUTOMATION INC        Common    773903109      797   10,000  SH       Shared-Defined            1            10,000
ROCKWELL AUTOMATION INC        Option    773903959    3,985   50,000      Put  Shared-Defined            1            50,000
SCHWAB CHARLES CORP NEW        Common    808513105    2,802  195,000  SH       Shared-Defined            1           195,000
SELECT SECTOR SPDR TR          Option    81369Y955    9,468  600,000      Put  Shared-Defined            1           600,000
SIMON PPTY GROUP INC NEW       Common    828806109    2,914   20,000  SH       Shared-Defined            1            20,000
STATE STR CORP                 Common    857477103    3,185   70,000  SH       Shared-Defined            1            70,000
SUNTRUST BKS INC               Common    867914103    2,175   90,000  SH       Shared-Defined            1            90,000
TAUBMAN CTRS INC               Common    876664103    6,201   85,000  SH       Shared-Defined            1            85,000
TD AMERITRADE HLDG CORP        Option    87236Y958    1,974  100,000      Put  Shared-Defined            1           100,000
TOTAL SYS SVCS INC             Common    891906109    1,730   75,000  SH       Shared-Defined            1            75,000
VALIDUS HOLDINGS LTD           Common    G9319H102    4,643  150,000  SH       Shared-Defined            1           150,000
WALTER INVT MGMT CORP          Common    93317W102    1,579   70,000  SH       Shared-Defined            1            70,000
WEBSTER FINL CORP CONN         Common    947890109    1,814   80,000  SH       Shared-Defined            1            80,000
WESCO INTL INC                 Common    95082P105    1,306   20,000  SH       Shared-Defined            1            20,000
WESTERN UN CO                  Common    959802109    2,376  135,003  SH       Shared-Defined            1           135,003
WILLIS GROUP HOLDINGS PUBLIC   Common    G96666105    2,449   70,000  SH       Shared-Defined            1            70,000
ZIONS BANCORPORATION           Common    989701107    2,361  110,000 SH        Shared-Defined            1           110,000